For Tax-Exempt Income
                                                               DELAWARE-VOYAGEUR

                                                       Tax-Free California Funds


                                                                            1997
                                                              Semi-Annual Report

                                                         professional management

                                                            service and guidance

                                                                           goals

Tax-Free California Fund
Tax-Free California Insured Fund



DELAWARE
GROUP
========

-------------------------------------------------------------------------------
JULY 22, 1997

Dear Shareholder:

I am pleased to present the first shareholder report of the Tax-Free California Funds since the Voyageur funds joined the Delaware family on April 30, 1997.
        On behalf of all of us here in Philadelphia, I welcome you to an organization of experienced financial professionals dedicated to helping you reach your investment goals. Delaware has managed municipal bond investments for more than 20 years and pioneered the concept of single-state, tax-exempt funds.
        I am delighted to report that during this transition period, each California Fund's performance was competitive with its unmanaged benchmark, as shown on page 8. Andrew M. McCullagh Jr., the Funds' portfolio manager under Voyageur, continues to oversee both Funds from his office in Colorado.

IN THE COMING YEARS, WE BELIEVE IT WILL BECOME
MORE IMPORTANT THAN EVER TO CONSIDER THE
IMPACT OF TAXES ON THE PERFORMANCE OF AN
INVESTMENT PORTFOLIO.

        We view the municipal bond market's long-term prospects as very attractive, particularly in a state with an economy as robust and diverse as California's. Municipal bond prices have generally been stronger than U.S. Treasuries* during 1997, despite federal tax changes in Washington and a modest tightening of monetary policy by the Federal Reserve Board.
        As our nation's leaders grapple with tax issues and states take on a greater fiscal responsibility for managing social and public works programs, we believe it will become more important than ever to consider the impact of taxes on the performance of an investment portfolio.

Tax-Exempt Income

*The principle and interest of U.S. Treasury securities are guaranteed by the U.S. government. California municipal bonds may or may not be guaranteed by the state, a private insurer or local government entity.


2    1 9 9 7  s e m i - a n n u a l  r e p o r t

        When Delaware offered its first municipal bond fund in 1977, federal taxpayers were able to take many more deductions on their tax returns than they can take today. Among these were:
* Interest on student and consumer loans,
* More extensive job-related moving expenses,
* Sales and gasoline taxes; and,
* A portion of dividend income.
        In our opinion, the income from municipal bonds and the tax-free compounding of such income over time has the potential to help investors reach their financial goals more quickly.
        On the pages that follow, Mr. McCullagh reviews each Fund's performance and outlines his approach for the coming months. We look forward to reporting to you again in 1998 and serving your needs for many years to come.

Sincerely,

/s/ Wayne A Stork
------------------------------
Wayne A. Stork
CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER

Your Funds' Portfolio Manager

ANDREW M. McCULLAGH JR.

Andrew M. McCullagh Jr. has more than 23 years of experience in municipal bond trading, underwritng and portfolio management. He holds a graduate certificate in public finance from the University of Michigan and a bachelor's degree in economics from Washington College in Maryland.



                                1 9 9 7  s e m i - a n n u a l  r e p o r t   3

Performance Review

Delaware-Voyageur's California municipal bond funds provided relatively attractive total returns during the first half of fiscal 1997 despite substantial interest rate volatility and renewed efforts in Washington to cut income taxes.
        Nationwide, our country's output of goods and services grew at a robust 5.9% pace in the first quarter. This prompted the Federal Reserve to raise its target for short-term interest rates by a modest 25 basis points (0.25%) to 5.5% in an effort to forestall inflation.
        As the second calendar quarter of 1997 progressed, the bond market welcomed news of possible slower U.S. economic growth. By the end of June, long-term U.S. Treasury bonds yielded 6.78%, compared to more than 7% just a few months earlier.
        In managing each Fund's portfolio, we seek to achieve good structure - a prudent combination of average coupon, call date and effective maturity that represent the mathematical underpinnings of the portfolio. By managing duration as market conditions warranted, we sought to maximize each Fund's income and total return potential.
        With a population of 30 million and a per capita income ranked 12th nationwide, California exhibits characteristics we believe are attractive to income-oriented investors. California's growth and demographic makeup generate a substantial need for public financing in many areas, including housing, transportation, education and health care. These sectors represented a substantial portion of both Funds' portfolios as of June 30.

LONG-TERM CALIFORNIA BOND PRICES HAVE RISEN
MODESTLY, SLIGHTLY REDUCING YIELDS
-------------------------------------------------------------------------------
DECEMBER 31, 1996 VS. JUNE 30, 1997

 M
                            Dec. 31, 1996          June 30, 1997
 A    3 months                3.33%                   3.4%
      6 months                3.53%                  3.55%
 T    1yr                     3.73%                  3.78%
      2yr                     3.98%                  4.05%
 U    3yr                     4.18%                  4.26%
      4yr                     4.33%                  4.41%
 R    5yr                     4.43%                  4.51%
      7yr                     4.63%                  4.67%
 I    10yr                    4.93%                  4.91%
      15yr                    5.37%                  5.27%
 T    20yr                    5.51%                  5.41%
      30yr                    5.57%                  5.47%
 Y                                       Yield


_____ California General Obligation Bonds, December 31, 1996

----- California General Obligation Bonds, June 30, 1997
-------------------------------------------------------------------------------
Source: Bloomberg Business News


4    1 9 9 7  s e m i - a n n u a l  r e p o r t

        Between December and June, the supply of new municipal bonds in California declined by a sharp 26.4%, from $13.5 billion to $9.9 billion, according to THE BOND BUYER, a trade publication. California's drop contrasted with a modest 6% increase in the amount of new bonds issued elsewhere in the nation. For California investors, the reduction in new bonds coming to market helped boost bond prices since demand for tax-exempt securities remained steady.
        When the bond market weakened in April, the Funds' management saw an opportunity to modestly extend Tax-Free California and Tax-Free California Insured's duration to increase income potential. Between December31, 1996, and June 30, yields on California general obligation bonds increased modestly for intermediate-term bonds and declined for very long-term bonds, as shown in the yield chart on page 4.

TAX-FREE CALIFORNIA FUND
STRATEGIC POSITIONING
AND OUTLOOK
For the first half of fiscal 1997, Tax-Free California Fund outperformed its unmanaged benchmark, the Lehman Brothers Municipal Bond Index. The Fund provided a robust total return of +4.16% for the six months ended June 30 (capital change for Class A shares plus reinvested dividends at net asset value).
        The Fund has been consistently managed with both total return and tax-exempt income potential in mind. Since December, the bond market's volatility has provided us with an opportunity to increase yield while making only modest modifications to the portfolio's duration (sensitivity to interest rates) and overall quality.

TAX-FREE CALIFORNIA FUND
PORTFOLIO HIGHLIGHTS AND ASSET ALLOCATION
-------------------------------------------------------------------------------
Certificates of Participation (COPs)    19.2%
Power Authority                          1.9%
Hospitals                                9.9%
Transportation                           6.7%
Other Revenue Bonds                     16.8%
Housing                                 13.8%
Water/Sewer                              3.9%
Pollution Control                        9.6%
General Obligation                       3.0%
Education                               15.3%
-------------------------------------------------------------------------------
Average Effective Maturity                            17.8 years

Average Effective Duration                             9.8 years

Average Quality                                            AA-

Thirty-Day Current SEC Yield*                            5.09%

*For Class A Shares based on Securities and Exchange Commission guidelines. SEC yields for B and C classes were 4.69% and 4.53%.


Approximately 17.4% of the income generated by Tax-Free California Fund for the six months ended June 30, 1997, was subject to the alternative minimum tax.


                              1 9 9 7  s e m i - a n n u a l  r e p o r t     5

        While we continue to invest in the highest rated California bonds, during the first half of fiscal 1997 we, by design, slightly lowered the average quality of the portfolio from AA to AA-. This allowed the Fund to benefit from the superior income potential available from investment grade bonds of moderately high quality.
        Also, by purchasing a limited quantity of bonds rated BBB+ and BBB- and some unrated bonds, the Fund was able to provide superior total return. We were assisted by a reduced supply of new issues and California's improving economy.

TAX-FREE CALIFORNIA
INSURED FUND
STRATEGIC POSITIONING
AND OUTLOOK

Tax-Free California Insured Fund provided a total return of +3.04% for the six months ended June 30, 1997 (capital change for Class A shares plus reinvested dividends at net asset value).
        To help preserve principal, the Fund invests exclusively in bonds that are insured by one of the major municipal bond insurance companies and are rated AAA by Moody's and/or Standard & Poor's. As of June 30, about half of your Fund's net assets were invested in a combination of municipal lease bonds and housing bonds. Since 1996, we have reduced our weighting in COPs, or certificates of participation (a share in a lease agreement made by a government entity), and increased our weighting in hospitals, a sector we believe was somewhat undervalued.
        Since December our emphasis has been on bonds with discount coupons, good call protection and long maturities. We believe our pursuit of this strategy allowed the

TAX-FREE CALIFORNIA INSURED FUND
PORTFOLIO HIGHLIGHTS AND ASSET ALLOCATION
-------------------------------------------------------------------------------
General Obligation                       3%
Power Authority                          2.7%
Hospitals                                8.8%
Certificates of Participation (COPs)    31.2%
Housing                                 23.6%
Water/Sewer                              3%
Transportation                           3%
Higher Education                         6.1%
Cash                                     1.2%
Other Revenue Bonds                     17.4%
-------------------------------------------------------------------------------
Average Effective Maturity                            12.8 years

Average Effective Duration                             8.1 years

Average Quality                                          AAA

Thirty-Day Current SEC Yield*                            4.57%

*For Class A Shares based on Securities and Exchange Commission guidelines. SEC yields for B and C classes were 4.32% and 4.01%.


Approximately 17.9% of the income generated by Tax-Free California Insured Fund for the six months ended June 30, 1997, was subject to the alternative minimum tax.


6        1 9 9 7  s e m i - a n n u a l  r e p o r t

Fund to perform well, on a risk-adjusted basis, despite 1997's volatile interest rate environment. We manage the Fund with both total return and dividend yield in mind.

CALIFORNIA'S OUTPUT OF GOODS AND SERVICES
RECENTLY REACHED $1 TRILLION -- THE FIRST TIME
ANY STATE HAS ACHIEVED THIS MAGNITUDE OF
ECONOMIC ACTIVITY.

        To augment the Fund's income potential, we have been selling lower yield bonds with limited call protection and replacing them with bonds rated AAA that also have longer call protection. In our opinion, this may help the Fund pay a higher dividend over longer periods of time while maintaining the highest level of quality.

SUMMARY OUTLOOK
We are optimistic demand for California municipal bonds among high tax bracket investors will remain stable in the coming months. The top state income tax rate for individuals is a steep 9.3% of annual income. A median income household pays an average 8% of annual income for state taxes, which we believe increases the attractiveness of tax-exempt income alternatives.
        In California and across the U.S., inflation appears to be benign. Despite a strong U.S. economy, the Federal Reserve Board has been able to effectively control consumer price increases. Should interest rates remain stable or decline for the balance of 1997, municipal bond investments could potentially provide an attractive real rate of return.
        We believe the long-term outlook for California's economy and bond market is bright. Municipalities will continue to need capital from private investors to meet the needs of a growing population in the nation's largest state, presenting investors with many income opportunities. California's bonds are rated A by S&P and the state had a $648 million budget surplus in its 1996-1997 fiscal year on revenues of $48.4 billion.



CALIFORNIA AT A GLANCE
------------------------------------------------------
Data as of June 30, 1997

------------------------------------------------------
General Obligation Bond Rating                A
Budget Surplus                           $648 million
Per Capita Income                          $25,144
Population                                30 million
Range of Individual Income Tax Rates      1% to 9.3%
Top Tax Bracket                            $31,700
Unemployment Rate                            6.3%

SOURCES: BLOOMBERG BUSINESS NEWS, CATO INSTITUTE


(Illustration of State of California)


                            1 9 9 7  s e m i - a n n u a l  r e p o r t      7

        From a recessionary low point in late 1993 through March 1997, California's economy had created more than 1 million new jobs. Another milestone is that the state's output of goods and services recently reached $1 trillion - the first time any state has achieved this magnitude of economic activity - a level that's double the total output of Canada.
        A consensus of economists expect California to add jobs at a faster pace than the rest of the nation through 1998. Most economists believe the state's unemployment rate will drop to 6% by the end of 1997 while personal income is expected to grow by more than 6% per year. In our opinion, the data clearly show that California has not only recovered from the downsizing of the defense sector, but enjoys a growing tax base that bodes well for its bond market.


Andrew M. McCullagh Jr.
VICE PRESIDENT
SENIOR PORTFOLIO MANAGER

July 22, 1997



Performance Summary

COMPARATIVE TOTAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 1997*

Tax-Free California Fund A                         +4.16%
Lehman Brothers Municipal Bond Index               +3.20%
Tax-Free California Insured Fund A                 +3.04%
Lehman Brothers Insured Municipal Bond Index       +3.12%

*TOTAL RETURN BASED ON CHANGE IN NET ASSET VALUE WITH DISTRIBUTIONS REINVESTED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. PERFORMANCE OF OTHER FUND CLASSES VARIES DUE TO DIFFERENT CHARGES AND EXPENSES. SEE PAGES 16 AND 18 FOR SIX-MONTH RETURNS FOR B AND C CLASSES. THE UNMANAGED INDEXES SHOWN ABOVE INCLUDE TAX-EXEMPT BONDS FROM MANY STATES AND ASSUME NO MANAGEMENT FEES OR EXPENSES.


8       1 9 9 7  s e m i - a n n u a l  r e p o r t
performance

TAX-FREE CALIFORNIA FUND
Average Annual Return Through June 30, 1997

                                     LIFETIME                  ONE YEAR
--------------------------------------------------------------------------------
Class A (Est. 3/2/95)
        Excluding Sales Charge        +8.73%                   +10.30%
        Including Sales Charge        +6.96%                    +6.13%
--------------------------------------------------------------------------------
Class B (Est. 8/23/95)
        Excluding Sales Charge        +9.46%                    +9.92%
        Including Sales Charge        +7.45%                    +5.92%
--------------------------------------------------------------------------------
Class C (Est. 4/9/96)
        Excluding Sales Charge        +9.46%                    +9.49%
        Including Sales Charge        +9.46%                    +8.49%


TAX-FREE CALIFORNIA INSURED FUND
Average Annual Return Through June 30, 1997

                                     LIFETIME                  ONE YEAR
--------------------------------------------------------------------------------
Class A (Est. 10/15/92)
        Excluding Sales Charge        +6.84%                    +8.60%
        Including Sales Charge        +5.97%                    +4.50%
--------------------------------------------------------------------------------
Class B (Est. 3/2/94)
        Excluding Sales Charge        +4.60%                    +8.14%
        Including Sales Charge        +3.80%                    +4.14%
--------------------------------------------------------------------------------
Class C (Est. 4/12/95)
        Excluding Sales Charge        +5.81%                    +7.40%
        Including Sales Charge        +5.81%                    +6.40%


ALL PERFORMANCE INCLUDES REINVESTMENT OF DISTRIBUTIONS AND APPLICABLE SALES CHARGES AS DESCRIBED BELOW. RETURN AND SHARE VALUE WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. PERFORMANCE FOR CLASS B AND C SHARES "EXCLUDING SALES CHARGE" ASSUMES THE INVESTMENT WAS NOT REDEEMED. RETURNS REFLECT A VOLUNTARY EXPENSE LIMITATION IN EFFECT AT THE TIME. RETURNS WOULD HAVE BEEN LOWER WITHOUT THE LIMITATION.

CLASS A SHARES HAVE A 3.75% MAXIMUM FRONT-END SALES CHARGE. BOTH FUNDS HAVE A 12B-1 FEE.

CLASS B SHARES DO NOT CARRY A FRONT-END SALES CHARGE, BUT ARE SUBJECT TO A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. THEY ARE ALSO SUBJECT TO A DEFERRED SALES CHARGE OF UP TO 4% IF REDEEMED BEFORE THE END OF THE SIXTH YEAR.

CLASS C SHARES HAVE A 1% ANNUAL DISTRIBUTION AND SERVICE FEE. IF SHARES ARE REDEEMED WITHIN 12 MONTHS, A 1% CONTINGENT DEFERRED SALES CHARGE APPLIES.


                             1 9 9 7  s e m i - a n n u a l  r e p o r t      9

Financial Statements
DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA FUND
STATEMENT OF NET ASSETS -- JUNE 30, 1997
(UNAUDITED)

---------------------------------------------------------------------------------------
                                                           PRINCIPAL           MARKET
                                                             AMOUNT             VALUE
                                                         ------------------------------
MUNICIPAL BONDS - 100.54%
GENERAL OBLIGATION BONDS - 3.05%
Puerto Rico Aqueduct & Sewer Authority
 5.00% 07/01/15  ...............................           $100,000           $ 94,224
Tulare Earlimart Elementary School District
 6.70% 08/01/21 (AMBAC)  .......................             50,000             58,100
                                                                              --------
                                                                               152,324
                                                                              --------
HIGHER EDUCATION REVENUE BONDS - 4.82%
California Public Works Board Lease Revenue-
 5.63% 03/01/19  ...............................            190,000            189,394
Various Community Colleges
 Los Alamitos Unified School District Series 90-1
 6.25% 08/15/23  ...............................             50,000             51,047
                                                                              --------
                                                                               240,441
                                                                              --------
HOSPITAL REVENUE BONDS - 9.93%
Berkeley Alta Bates Healthcare
 6.55% 12/01/22  ...............................            100,000            103,668
California Health Facilities Finance Authority
 Revenue-5.50% 05/01/20  .......................            250,000            242,500
Valleycare Hospital California Health Facilities
 Finance Authority Revenue
 6.75% 06/01/15  ...............................             45,000             48,771
Mendocino Coast Health Care District
 5.88% 02/01/20  ...............................            100,000            100,659
                                                                              --------
                                                                               495,598
                                                                              --------
HOUSING REVENUE BONDS - 13.78%
California Housing Finance Agency Single Family
 6.00% 08/01/20  ...............................            100,000            101,243
California Housing Financing Agency
 Home Mortgage Revenue Series 96H
 6.25% 08/01/27 (FHA)  .........................             95,000             97,127
California Housing Financing Agency
 Home Mortgage Revenue Series 96K
 6.15% 08/01/16 (MBIA)  ........................             50,000             51,702
Fresno, California, Multifamily Housing Revenue
 GNMA-Woodlands Apartments Project-A
 6.65% 05/20/17  ...............................            100,000            106,737
Puerto Rico Public Buildings Authority Revenue
 Guaranteed Government Facilities-Series B
 5.25% 07/01/21  ...............................            250,000            235,758
Rancho Cucamonga Redevelopment Housing
 Set Aside 5.25% 09/01/26 (MBIA) ...............            100,000             94,990
                                                                              --------
                                                                               687,557
                                                                              --------

-------------------------------------------------------------------------------------------
                                                                PRINCIPAL           MARKET
                                                                  AMOUNT             VALUE
                                                           --------------------------------
MUNICIPAL BONDS (CONTINUED)
LEASE/CERTIFICATES OF
 PARTICIPATION - 19.25%
Alameda City Hall Redevelopment
 6.20% 05/01/25  ....................................           $ 50,000           $ 51,397
Bakersfield, California Certificates of Participation
 Convention Center Expansion Project
 5.80% 04/01/17  ....................................            350,000            354,995
California State Public Works
 6.38% 10/01/19  ....................................             50,000             53,694
Hayward Civic Center Project
 5.25% 08/01/26 (MBIA)  .............................            100,000             94,316
Rancho Mirage Joint Power Financing Authority
 Eisenhower Medical Center
 5.38% 07/01/22 (MBIA)  .............................            100,000             96,992
San Jose Convention Center Finance
 Authority Revenue 6.38% 09/01/13 ...................            100,000            103,561
Santa Monica Parking Authority Lease Revenue
 6.38% 07/01/16  ....................................            100,000            104,434
Shafter Powers Finance Lease Revenue
 6.05% 01/01/17  ....................................            100,000            100,906
                                                                                    -------
                                                                                    960,295
                                                                                    -------
POLLUTION CONTROL REVENUE BONDS - 9.67%
California Pollution Control Authority Facilities
 Revenue (Mobil Oil Project)
 5.50% 12/01/29  ....................................            500,000            482,405
                                                                                    -------
                                                                                    482,405
                                                                                    -------
POWER AUTHORITY REVENUE BONDS - 1.92%
Sacramento Utility Electric Revenue
 5.25% 07/01/24  ....................................            100,000             95,827
                                                                                    -------
                                                                                     95,827
                                                                                    -------
SCHOOL AUTHORITY/DISTRICT
 REVENUE BONDS - 10.56%
Albany, California United School District-Series D
 5.50% 08/01/18  ....................................            200,000            199,248
Burlingame, California School District
 5.60% 07/15/21  ....................................            230,000            229,092
Moreno Valley Unified School District
 5.60% 03/01/17  ....................................            100,000             98,469
                                                                                    -------
                                                                                    526,809
                                                                                    -------

                           10 1997 semi-annual report

DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA FUND
STATEMENT OF NET ASSETS (CONTINUED)

-------------------------------------------------------------------------------------------
                                                            PRINCIPAL             MARKET
                                                             AMOUNT                VALUE
                                                           --------------------------------

MUNICIPAL BONDS (CONTINUED)
TRANSPORTATION REVENUE BONDS - 6.79%
Foothill/ Eastern Transportation Corridor Agency
 California Toll Road Revenue Series 95A
 6.00% 01/01/34  ..............................           $  100,000           $  100,935
Long Beach, California HBR Revenue
 5.38% 05/15/20  ..............................              250,000              238,135
                                                                               ----------
                                                                                  339,070
                                                                               ----------
WATER AND SEWER REVENUE BONDS - 3.93%
West Basin, California Municipal Water District
 Revenue-Certificate Participation Refunding-
 1992 Series A 5.50% 08/01/22 .................              200,000              195,992
                                                                               ----------
                                                                                  195,992
                                                                               ----------
OTHER REVENUE BONDS - 16.84%
Anaheim, California Public Authority Lease
 Revenue-Public Improvements Project-Series A
 5.00% 09/01/27  ..............................              100,000               91,168
Carson Redevelopment Agency Revenue
 6.38% 10/01/16  ..............................              100,000              102,460
Davis Unified School District Community
 Facilities District-Special Tax
 5.50% 08/15/26 (MBIA)  .......................              100,000               97,862
Dixon Redevelopment Agency
 6.00% 09/01/24  ..............................               50,000               49,011
Rancho Mirage Improvement Board
 6.10% 09/02/11  ..............................              500,000              499,475
                                                                               ----------
                                                                                  839,976
                                                                               ----------
Total Municipal Bonds (cost $4,923,091) .......                                 5,016,294
                                                                               ----------
SHORT TERM INVESTMENTS - 7.08%
Norwest Advantage Municipal Money
 Market Fund ..................................              353,206              353,206
                                                                               ----------
Total Short Term Investments
 (cost $353,206)  .............................                                   353,206
                                                                               ----------

------------------------------------------------------------------------------------------
                                                                                 MARKET
                                                                                 VALUE
                                                                               ----------
TOTAL MARKET VALUE OF SECURITIES OWNED - 107.62%
 (cost $5,276,297)**  ............................                             $5,369,500
LIABILITIES NET OF RECEIVABLES AND
 OTHER ASSETS - (7.62%)  .........................                               (380,216)
                                                                               ----------
NET ASSETS APPLICABLE TO 472,433 SHARES
 ($.01 PAR VALUE) OUTSTANDING - 100.00%...........                             $4,989,284
                                                                               ==========
NET ASSET VALUE - TAX FREE CALIFORNIA FUND A CLASS
 ($2,054,953 / 194,891 shares)  ..................                                 $10.54
                                                                                   ======
NET ASSET VALUE - TAX FREE CALIFORNIA FUND B CLASS
 ($2,815,534 / 266,275 shares)  ..................                                 $10.57
                                                                                   ======
NET ASSET VALUE - TAX FREE CALIFORNIA FUND C CLASS
 ($118,797 / 11,267 shares)  .....................                                 $10.54
                                                                                   ======
----------------
**Also cost for federal tax purposes.

  AMBAC - Insured by the AMBAC Indemnity Corporation
  FHA - Insured by the Federal Housing Authority
  MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT JUNE 30, 1997:
Common Stock, $.01 par value, 100,000,000,000
 shares authorized to the Fund with 10,000,000,000
 shares allocated to Tax Free California Fund A Class
 10,000,000,000 shares allocated to Tax Free
 California Fund B Class 10,000,000,000 shares
 allocated to Tax Free California Fund C Class ...                            $ 4,880,187
Accumulated overdistributed net investment income                                  (4,231)
Accumulated net realized gain on investments .....                                 20,125
Net unrealized gain on investments ...............                                 93,203
                                                                              -----------
Total Net Assets .................................                            $ 4,989,284
                                                                              ===========

                             See accompanying notes
                           1997 semi-annual report 11

DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA INSURED FUND
STATEMENT OF NET ASSETS - JUNE 30, 1997
(UNAUDITED)

------------------------------------------------------------------------------------------------
                                                                 PRINCIPAL             MARKET
                                                                   AMOUNT               VALUE
                                                           -------------------------------------
MUNICIPAL BONDS - 98.85%
GENERAL OBLIGATION BONDS - 3.00%
Fairfield Public Finance Authority Revenue
 6.25% 07/01/14 (FGIC)  .............................           $1,000,000           $1,051,930
                                                                                     ----------
                                                                                      1,051,930
                                                                                     ----------
HIGHER EDUCATION REVENUE BONDS - 6.06%
California State University Auziliary Revenue
 6.25% 08/01/20 (MBIA)  .............................            1,000,000            1,060,310
University of California Board of Regents
 6.38% 09/01/24 (MBIA)  .............................            1,000,000            1,057,180
                                                                                     ----------
                                                                                      2,117,490
                                                                                     ----------
HOSPITALS REVENUE BONDS - 8.80%
California Health Facilities - San Diego Hospital
 6.20% 08/01/12 (MBIA)  .............................            1,000,000            1,049,480
California Health Facilities-Catholic Healthcare West
 6.00% 07/01/17 (MBIA)  .............................            1,000,000            1,032,500
Tri City California Hospital District Series A
 5.63% 02/15/17 (MBIA)  .............................            1,000,000              996,980
                                                                                     ----------
                                                                                      3,078,960
                                                                                     ----------
HOUSING REVENUE BONDS - 23.64%
California Housing Finance Agency 1994 Series E
 6.75% 08/01/26 (MBIA)  .............................            1,000,000            1,067,480
California Housing Finance Agency Revenue Series F
 6.00% 08/01/17 (MBIA)  .............................            1,000,000            1,025,010
California Housing Finance Agency Single Family
 6.00% 08/01/20  ....................................            1,000,000            1,012,430
California Housing Finance Agency Home
 Mortgage Revenue Series 96E
 6.05% 08/01/16 (MBIA)  .............................            1,000,000            1,018,710
California Housing Financing Agency Home
 Mortgage Revenue Series 96K
 6.15% 08/01/16 (MBIA)  .............................            1,500,000            1,551,060
California Rural Home Mortgage Finance Authority
 Single Family Mortgage Revenue
 7.95% 12/01/24 (AMBAC)  ............................            1,345,000            1,523,468
Fresno, California, Multifamily Housing Revenue
 GNMA-Woodlands Apartments Project-A
 6.65% 05/20/17  ....................................            1,000,000            1,067,370
                                                                                     ----------
                                                                                      8,265,528
                                                                                     ----------
LEASE/CERTIFICATES OF PARTICIPATION - 31.24%
Bakersfield, California Certificates of Participation
 Convention Center Expansion Project
 5.80% 04/01/17  ....................................            1,000,000            1,014,270
California Public Works Board Lease Revenue
 Series 96A 5.50% 01/01/17 (AMBAC) ..................            1,000,000              988,220
Contra Costa - Merrithew Memorial Hospital Project
 5.50% 11/01/22 (MBIA)  .............................            1,000,000              981,150


------------------------------------------------------------------------------------------------
                                                                 PRINCIPAL             MARKET
                                                                   AMOUNT               VALUE
                                                           -------------------------------------
MUNICIPAL BONDS (CONTINUED)
LEASE/CERTIFICATES OF PARTICIPATION (CONTINUED)
Hayward Civic Center Project
 5.25% 08/01/26 (MBIA)  .............................           $ 1,000,000           $   943,160
Inland Empire Solid Waste Authority
 6.00% 08/01/16 (FSA)  ..............................             2,500,000             2,560,825
Ontario Redevelopment Cimarron Project
 6.25% 08/01/15 (MBIA)  .............................             1,000,000             1,046,480
San Luis Obispo Capital Revenue
 6.38% 06/01/14 (AMBAC)  ............................             1,000,000             1,056,550
Santa Barbara Water Revenue
 6.70% 04/01/27 (AMBAC)  ............................             1,000,000             1,080,120
Santa Clara Finance Authority
 7.75% 11/15/11 (AMBAC)  ............................             1,000,000             1,252,240
                                                                                       ----------
                                                                                       10,923,015
                                                                                       ----------
POWER AUTHORITY REVENUE BONDS - 2.74%
Sacramento Municipal Utility District K Defeasable CA
 5.25% 07/01/24  ....................................             1,000,000               958,270
                                                                                       ----------
                                                                                          958,270
                                                                                       ----------
TRANSPORTATION REVENUE BONDS - 2.95%
San Francisco City & County International Airport
 Revenue 6.00% 05/01/14 (FGIC) ......................             1,000,000             1,031,360
                                                                                       ----------
                                                                                        1,031,360
                                                                                       ----------
WATER AND SEWER REVENUE BONDS - 3.00%
Calaveras County Water District Revenue
 6.13% 09/01/17 (AMBAC)  ............................             1,000,000             1,048,060
                                                                                       ----------
                                                                                        1,048,060
                                                                                       ----------
OTHER REVENUE BONDS - 17.42%
Anaheim, California Public Authority Lease
 Revenue-Public Improvements Project-Series A
 5.00% 09/01/27  ....................................             1,000,000               911,680
Clayton, California Redevelopment Agency Tax
 Allocation Revenue (Clayton Redevelopment Project
 Area-A) 5.38% 08/01/20  ............................             1,000,000               971,000
Los Angeles County Transportation Commission
 Sales Tax Revenue
 6.25% 07/01/13 (MBIA)  .............................             1,000,000             1,054,910
Rancho Water District Finance Revenue
 5.90% 11/01/15 (FGIC)  .............................             1,000,000             1,031,100
San Francisco City & County Redevelopment
 Agency Hotel Tax Revenue
 6.75% 07/01/25 (FSA)  ..............................             1,000,000             1,103,880
Santa Clara North Bayshore
 5.75% 07/01/14 (AMBAC)  ............................             1,000,000             1,017,250
                                                                                       ----------
                                                                                        6,089,820
                                                                                       ----------
Total Municipal Bonds (cost $33,028,995) ............                                  34,564,433
                                                                                       ----------

                           12 1997 semi-annual report

DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA INSURED FUND
STATEMENT OF NET ASSETS (CONTINUED)

------------------------------------------------------------------------------------------
                                                                              MARKET
                                                                               VALUE
                                                                         -----------------
TOTAL MARKET VALUE OF SECURITIES OWNED - 98.85%
 (cost $33,028,995)* ................................                     $  34,564,433
RECEIVABLES AND OTHER ASSETS NET OF
 LIABILITIES - 1.15%  ...............................                           400,660
                                                                          -------------
NET ASSESTS APPLICABLE TO 3,313,071 SHARES
 ($.01 PAR VALUE) OUTSTANDING - 100.00%..............                       $34,965,093
                                                                          =============
NET ASSET VALUE - TAX FREE CALIFORNIA INSURED A CLASS
 ($28,288,250 / 2,680,433 shares)  ..................                            $10.55
                                                                                 ======
NET ASSET VALUE - TAX FREE CALIFORNIA INSURED B CLASS
 ($6,583,047 / 623,715 shares)  .....................                            $10.55
                                                                                 ======
NET ASSET VALUE - TAX FREE CALIFORNIA INSURED C CLASS
 ($93,796 / 8,923 shares)  ..........................                            $10.51
                                                                                 ======
---------------------------------
*Also cost for federal tax purposes.
 AMBAC - Insured by the AMBAC Indemnity Corporation
 FGIC - Insured by the Financial Guaranty Insurance Company
 FSA - Insured by the Financial Security Assurance
 MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT JUNE 30, 1997
Common Stock, $.01 par value, unlimited shares
 authorized to the Tax-Free California Insured Fund .                      $ 34,441,805
Accumulated overdistributed net investment income ...                            (8,969)
Accumulated net realized loss on investments ........                        (1,003,181)
Net unrealized appreciation of investments ..........                         1,535,438
                                                                          -------------
Total net assets ....................................                      $ 34,965,093
                                                                          =============

                             See accompanying notes

THE DELAWARE-VOYAGEUR FUNDS
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997
(UNAUDITED)
-------------------------------------------------------------------------------

                                                        TAX-FREE              TAX-FREE
                                                       CALIFORNIA            CALIFORNIA
                                                          FUND              INSURED FUND
                                                     -------------------------------------
ASSETS:
Investments at market .....................           $ 5,369,500           $34,564,433
Cash ......................................                 3,422                  --
Interest receivable .......................                64,458               698,692
Subscriptions receivable ..................                16,355                 4,814
Receivable for securities sold ............               489,833             1,989,094
Other assets ..............................                 1,788                  --
                                                      -----------           -----------
 Total assets .............................             5,945,356            37,257,033
                                                      -----------           -----------
LIABILITIES:
Liquidations payable ......................                  --                  23,055
Payable for securities purchased ..........               941,889             1,957,018
Other accounts payable and accrued
 expenses .................................                14,183               311,867
                                                      -----------           -----------
Total liabilities .........................               956,072             2,291,940
                                                      -----------           -----------

TOTAL NET ASSETS ..........................           $ 4,989,284           $34,965,093
                                                      ===========           ===========

Investments at cost .......................           $ 5,276,297           $33,028,995
                                                      ===========           ===========

                             See accompanying notes

                           1997 semi-annual report 13

THE DELAWARE-VOYAGEUR FUNDS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                                                   TAX-FREE              TAX-FREE
                                                                                  CALIFORNIA            CALIFORNIA
                                                                                     FUND              INSURED FUND
                                                                                     ----              ------------
INVESTMENT INCOME:
Interest ...........................................................           $    81,033            $ 1,065,229
                                                                               -----------            -----------
                                                                                    81,033              1,065,229
                                                                               -----------            -----------
EXPENSES:
Management fees ....................................................                 7,378                 89,469
Dividend disbursing, transfer agent and custodian fees and expenses                  5,324                 34,724
Distribution expense ...............................................                 8,855                 69,313
Registration fees ..................................................                   451                  3,067
Reports and statements to shareholders .............................                   453                  5,780
Accounting fees and salaries .......................................                   297                  3,424
Professional fees ..................................................                 1,220                  3,215
Directors' fees ....................................................                   100                    478
Other ..............................................................                   600                  2,034
                                                                               -----------            -----------
                                                                                    24,678                211,504
Less expenses waived or absorbed by Delaware Management Company, Inc               (19,336)               (18,972)
                                                                               -----------            -----------

Total net expenses .................................................                 5,342                192,532
                                                                               -----------            -----------

NET INVESTMENT INCOME ..............................................                75,691                872,697
                                                                               -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments: ..................................                20,125                233,703
Net change in unrealized appreciation (depreciation) of investments:                34,860                (39,577)
                                                                               -----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............                54,985                194,126
                                                                               -----------            -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............           $   130,676            $ 1,066,823
                                                                               ===========            ===========

                             See accompanying notes

                           14 1997 semi-annual report

THE DELAWARE-VOYAGEUR FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                TAX-FREE CALIFORNIA FUND          TAX-FREE CALIFORNIA INSURED FUND
                                                          --------------------------------------------------------------------------
                                                           SIX MONTHS              YEAR             SIX MONTHS              YEAR
                                                              ENDED               ENDED                ENDED               ENDED
                                                             6/30/97             12/31/96             6/30/97             12/31/96
                                                           (UNAUDITED)                              (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ................................    $   75,691            $   82,955         $   872,697          $ 1,911,564
Net realized gain (loss) on investments ..............        20,125                 6,790             233,703              (58,669)
Net change in unrealized appreciation (depreciation)
 of investments ......................................        34,860                (5,178)            (39,577)            (562,705)
                                                          ----------            ----------         -----------          -----------
Net increase in net assets
 resulting from operations ...........................       130,676                84,567           1,066,823            1,290,190
                                                          ----------            ----------         -----------          -----------
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
 A Class .............................................       (46,434)              (65,255)           (747,379)          (1,598,282)
 B Class .............................................       (31,474)              (15,447)           (150,722)            (292,092)
 C Class .............................................        (2,634)               (2,008)             (1,755)              (3,096)
Net realized gain from security transactions:
 A Class .............................................             0                (4,321)                  0                    0
 B Class .............................................             0                (2,191)                  0                    0
 C Class .............................................             0                  (278)                  0                    0
                                                          ----------            ----------         -----------          -----------
                                                             (80,542)              (89,500)           (899,856)          (1,893,470)
                                                          ----------            ----------         -----------          -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 A Class .............................................     1,250,893             1,024,962             826,928            4,431,420
 B Class .............................................     2,145,935               525,960             304,047            1,008,305
 C Class .............................................        30,894                90,000              36,823              601,996
Net asset value of shares issued upon reinvestment
 of dividends from net investment income and net
 realized gain on security transactions:
 A Class .............................................        35,273                52,929             335,091              618,501
 B Class .............................................         3,638                   427              66,374              101,866
 C Class .............................................         3,152                 1,646               1,857                2,265
                                                          ----------            ----------         -----------          -----------
                                                           3,469,785             1,695,924           1,571,120            6,764,353
                                                          ----------            ----------         -----------          -----------
Cost of shares repurchased:
 A Class .............................................      (472,614)             (858,534)         (3,553,681)          (7,836,755)
 B Class .............................................       (19,928)                    0            (542,507)            (336,230)
 C Class .............................................       (10,570)                    0                   0             (607,218)
                                                          ----------            ----------         -----------          -----------
                                                            (503,112)             (858,534)         (4,096,188)          (8,780,203)
                                                          ----------            ----------         -----------          -----------
Increase (decrease) in net assets derived from capital
 share transactions ..................................     2,966,673               837,390          (2,525,068)          (2,015,850)
                                                          ----------            ----------         -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS ................     3,016,807               832,457          (2,358,101)          (2,619,130)

NET ASSETS:
Beginning of year ....................................     1,972,477             1,140,020          37,323,194           39,942,324
                                                          ----------            ----------         -----------          -----------
End of year ..........................................    $4,989,284            $1,972,477         $34,965,093          $37,323,194
                                                          ----------            ----------         -----------          -----------

                             See accompanying notes


                             1 9 9 7  s e m i - a n n u a l  r e p o r t      15

THE DELAWARE-VOYAGEUR TAX-FREE CALIFORNIA FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:


                                                   TAX-FREE CALIFORNIA FUND-A CLASS      TAX-FREE CALIFORNIA FUND-B CLASS
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS     YEAR     PERIOD FROM     SIX MONTHS     YEAR       PERIOD FROM
                                                 ENDED       ENDED     3/3/95(1) TO      ENDED       ENDED      8/23/95(1) TO
                                                6/30/97    12/31/96      12/31/95       6/30/97     12/31/96      12/31/95
                                              (UNAUDITED)                             (UNAUDITED)
Net asset value, beginning of period ......     $10.43     $10.64         $10.00         $10.44      $10.65        $9.96

Income from investment operations:
 Net investment income ....................       0.27       0.60           0.47           0.25        0.56         0.20
 Net realized and unrealized gain
  (loss) from investments .................       0.13      (0.18)          0.70           0.14       (0.18)        0.74
                                                ------     ------         ------         ------      ------       ------
 Net change in net assets from
  investment operations ...................       0.40       0.42           1.17           0.39        0.38         0.94
                                                ------     ------         ------         ------      ------       ------
Less dividends and distributions:
 Dividends from net investment income(2) ..      (0.29)     (0.60)         (0.47)         (0.26)      (0.56)       (0.19)

 Distributions from net realized gain
  on security transactions ................          -      (0.03)         (0.06)             -       (0.03)       (0.06)
                                                ------     ------         ------         ------      ------       ------
 Total dividends and distributions ........      (0.29)     (0.63)         (0.53)         (0.26)      (0.59)       (0.25)
                                                ------     ------         ------         ------      ------       ------

Net asset value, end of period ............     $10.54     $10.43         $10.64         $10.57      $10.44       $10.65
                                                ======     ======         ======         ======      ======       ======

Total Return(3)  ..........................      4.16%      4.21%         11.97%          4.05%       3.77%        9.52%

Ratios and supplemental data:
 Net assets, end of period (000 omitted)...     $2,055     $1,218         $1,012         $2,816        $660         $128
 Ratio of expenses to average
  net assets(4)  ..........................      0.07%(5)   0.27%          0.46%(5)       0.68%(5)    0.50%        0.60%(5)
 Ratio of expenses to average net assets
  prior to expense limitation .............      1.32%(5)   1.25%          1.22%(5)       2.07%(5)    2.00%        1.93%(5)
 Ratio of net investment income to
  average net assets ......................      5.40%(5)   5.71%          5.57%(5)       4.79%(5)    5.34%        5.33%(5)
 Ratio of net investment income to average
  net assets prior to expense limitation ..      4.15%(5)   4.73%          4.81%(5)       3.40%(5)    3.84%        4.00%(5)
 Portfolio turnover .......................     45.81%(5)   7.87%         39.51%         45.81%(5)    7.87%       39.51%


                                                  TAX-FREE CALIFORNIA FUND - C CLASS
                                                  ----------------------------------
                                                     SIX MONTHS        PERIOD FROM
                                                       ENDED           4/9/96(1) TO
                                                      6/30/97            12/31/96
                                                    (UNAUDITED)

Net asset value, beginning of period ......           $10.42              $10.07

Income from investment operations:
 Net investment income ....................             0.22                0.37
 Net realized and unrealized gain
  (loss) from investments .................             0.15                0.38
                                                      ------              ------
 Net change in net assets from
  investment operations ...................             0.37                0.75
                                                      ------              ------
Less dividends and distributions:
 Dividends from net investment income2 ....            (0.25)              (0.37)

 Distributions from net realized gain
  on security transactions ................               --               (0.03)
                                                      ------              ------
 Total dividends and distributions ........            (0.25)              (0.40)
                                                      ------              ------

Net asset value, end of period ............           $10.54              $10.42
                                                      ======              ======

Total Return(3)  ..........................            3.86%               7.58%

Ratios and supplemental data:
 Net assets, end of period (000 omitted) ..             $119                $94
 Ratio of expenses to average
  net assets4  ............................            0.82%(5)           0.78%(5)
 Ratio of expenses to average net assets
  prior to expense limitation .............            2.07%(5)           2.00%(5)
 Ratio of net investment income to
  average net assets ......................            4.65%(5)           5.13%(5)
 Ratio of net investment income to average
  net assets prior to expense limitation ..            3.40%(5)           3.91%(5)
 Portfolio turnover .......................           45.81%(5)           7.87%

------------------------
(1) Commencement of Operations
(2) For federal income tax purposes, all of the net investment income distributions were derived from interest on securities exempt from federal income tax. For the period ended December 31, 1995, $.01 per Class A Share of the distributions from net investment income were subject to state income tax.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) For the years ended December 31, 1995 and 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Fund. Prior period expense ratios have not been adjusted.
(5) Annualized.


                             16      1 9 9 7  s e m i - a n n u a l  r e p o r t

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:


                                                                    TAX-FREE CALIFORNIA INSURED FUND - A CLASS
                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS     YEAR         YEAR     TWO MONTHS      YEAR        YEAR     PERIOD FROM
                                                ENDED       ENDED       ENDED       ENDED        ENDED        ENDED   10/15/92(1) TO
                                              6/30/97     12/31/96     12/31/95    12/31/94    10/31/94     10/31/93     10/31/92
                                            (UNAUDITED)
Net asset value, beginning of period ......    $10.50      $10.65       $9.33       $9.51       $11.08       $10.02       $10.00

Income from investment operations:
 Net investment income ....................      0.24        0.52        0.53        0.10         0.55         0.60           --
 Net realized and unrealized gain
  (loss) from investments .................      0.06       (0.15)       1.34       (0.18)       (1.52)        1.11         0.02
                                               ------      ------       -----       -----       ------       ------       ------
 Net increase (decrease) in net assets from
  investment operations ...................      0.30        0.37        1.87       (0.08)       (0.97)        1.71         0.02
                                               ------      ------       -----       -----       ------       ------       ------
Less dividends and distributions:
 Dividends from net
  investment income(2)  ...................     (0.25)      (0.52)      (0.55)      (0.09)       (0.54)       (0.60)          --
 Distributions from net realized gain
  on security transactions ................        --          --          --       (0.01)       (0.06)       (0.05)          --
                                               ------      ------       -----       -----       ------       ------       ------
 Total dividends and distributions ........     (0.25)      (0.52)      (0.55)      (0.10)       (0.60)       (0.65)          --
                                               ------      ------       -----       -----       ------       ------       ------
Net asset value, end of period ............    $10.55      $10.50      $10.65       $9.33        $9.51       $11.08       $10.02
                                               ======      ======      ======       =====       ======       ======       ======

Total Return(3)  ..........................     3.04%       3.63%      20.51%      (0.84%)      (8.97%)      17.29%        0.20%

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted)  ..........................   $28,288     $30,551     $33,860     $27,994      $27,282      $12,509       $2,056
 Ratio of expenses to average
  net assets(4)  ..........................     0.98%(5)    0.82%       0.70%       0.10%(5)     0.20%        0.00%        0.00%
 Ratio of expenses to average net assets
  prior to expense limitation .............     1.05%(5)    1.01%       1.02%       1.24%(5)     1.25%        1.25%        0.00%
 Ratio of net investment income to
  average net assets ......................     4.98%(5)    5.05%       5.23%       6.30%(5)     5.37%        5.26%        0.00%
 Ratio of net investment income to
  average net assets prior to
  expense limitation ......................      4.91%(5)   4.86%       4.91%       5.16%(5)     4.32%        4.01%        0.00%
 Portfolio turnover .......................     61.23%(5)  54.52%     107.45%       7.28%(5)    18.34%       24.19%        7.31%

---------------------
(1) Commencement of Operations.
(2) For federal income tax purposes, all of the net investment income distributions were derived from interest on securities exempt from federal income tax. For the period ended December 31, 1995, $.01 per Class A Share of the distributions from net investment income were subject to state income tax.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) For the years ended December 31, 1995 and 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Fund. Prior period expense ratios have not been adjusted.
(5) Annualized.


                             1 9 9 7  s e m i - a n n u a l  r e p o r t      17

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:


                                                                     TAX-FREE CALIFORNIA INSURED FUND - B CLASS
                                                      ---------------------------------------------------------------------
                                                      SIX MONTHS      YEAR          YEAR        TWO MONTHS      PERIOD FROM
                                                        ENDED        ENDED          ENDED          ENDED       3/1/94(1) TO
                                                       6/30/97      12/31/96      12/31/95       12/31/94         10/31/94
                                                     (UNAUDITED)
Net asset value, beginning of period .......          $10.50         $10.65         $9.33         $9.51           $10.68

Income from investment operations:
 Net investment income .....................            0.23           0.48          0.50          0.08             0.31
 Net realized and unrealized gain
  (loss) from investments ..................            0.05          (0.15)         1.33         (0.17)           (1.16)
                                                      ------         ------         -----         -----           ------
 Net increase (decrease) in net assets from
  investment operations ....................            0.28           0.33          1.83         (0.09)           (0.85)
                                                      ------         ------         -----         -----           ------
Less dividends and distributions:
 Dividends from net
  investment income(2)  ....................           (0.23)         (0.48)        (0.51)        (0.08)           (0.30)
 Distributions from net realized gain
  on security transactions .................              --             --            --         (0.01)           (0.02)
                                                      ------         ------         -----         -----           ------
Total dividends and distributions ..........           (0.23)         (0.48)        (0.51)        (0.09)           (0.32)
                                                      ------         ------         -----         -----           ------

Net asset value, end of period .............          $10.55         $10.50        $10.65         $9.33            $9.51
                                                      ======         ======        ======         =====           ======

Total Return(3)  ...........................           2.81%          3.22%        20.01%        (0.92%)          (7.93%)

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted)  ...........................          $6,583         $6,717        $6,029        $2,219           $1,427
 Ratio of expenses to average
  net assets(4)  ...........................           1.43%(5)       1.21%         1.10%         0.57%(5)         0.73%(5)
 Ratio of expenses to average net assets
  prior to expense limitation ..............           1.80%(5)       1.76%         1.75%         1.94%(5)         1.95%(5)
 Ratio of net investment income to
  average net assets .......................           4.53%(5)       4.64%         4.75%         5.54%(5)         4.82%(5)
 Ratio of net investment income to
  average net assets prior to
  expense limitation .......................           4.16%(5)       4.09%         4.10%         4.17%(5)         3.60%(5)
 Portfolio turnover ........................          61.23%(5)      54.52%       107.45%         7.28%           18.34%


                                               TAX-FREE CALIFORNIA INSURED FUND - C CLASS
                                               ------------------------------------------
                                                SIX MONTHS        YEAR        PERIOD FROM
                                                  ENDED           ENDED      4/12/95(1) TO
                                                 6/30/97         12/31/96       12/31/95
                                               (UNAUDITED)
Net asset value, beginning of period .......     $10.46          $10.65         $10.19
Income from investment operations:
 Net investment income .....................       0.23            0.44           0.25
 Net realized and unrealized gain
  (loss) from investments ..................       0.03           (0.19)          0.53
                                                 ------          ------         ------
 Net increase (decrease) in net assets from
  investment operations ....................       0.26            0.25           0.78
                                                 ------          ------         ------
Less dividends and distributions:
 Dividends from net
  investment income(2)  ....................      (0.21)          (0.44)         (0.32)
 Distributions from net realized gain
  on security transactions .................          -               -              -
                                                 ------          ------         ------
Total dividends and distributions ..........      (0.21)          (0.44)         (0.32)
                                                 ------          ------         ------

Net asset value, end of period .............     $10.51          $10.46         $10.65
                                                 ======          ======         ======

Total Return(3)  ...........................      2.65%           2.47%          7.77%

Ratios and supplemental data:
 Net assets, end of period
  (000 omitted)  ...........................        $94             $55            $53
 Ratio of expenses to average
  net assets(4)  ...........................       1.73%(5)       1.58%          1.53%(5)
 Ratio of expenses to average net assets
  prior to expense limitation1..............       1.80%(5)       1.77%          1.77%(5)
 Ratio of net investment income to
  average net assets .......................       4.23%(5)       4.02%          4.25%(5)
 Ratio of net investment income to
  average net assets prior to
  expense limitation .......................       4.16%(5)       3.83%          4.01%(5)
 Portfolio turnover ........................      61.23%(5)      54.52%        107.45%

----------------------
(1) Commencement of Operations
(2) For federal income tax purposes, all of the net investment income distributions were derived from interest on securities exempt from federal income tax. For the period ended December 31, 1995, $.01 per Class A Share of the distributions from net investment income were subject to state income tax.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) For the years ended December 31, 1995 and 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Fund. Prior period expense ratios have not been adjusted.
(5) Annualized.




18      1 9 9 7  s e m i - a n n u a l  r e p o r t

THE DELAWARE-VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

Delaware-Voyageur Tax-Free California Fund (formerly Voyageur California Tax Free Fund)("Tax-Free California Fund"), a series of the Voyageur Mutual Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. Delaware-Voyageur Tax-Free California Insured Fund (formerly California Insured Tax Free Fund)("Tax-Free California Insured Fund"), a series of the Voyageur Investment Trust, Inc., a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free California Fund seeks high current income free from both federal and state income taxes by investing in investment grade municipal bonds. Tax-Free California Insured Fund seeks high current income free from both federal and state income taxes with the added safety of an insured portfolio by investing in insured municipal bonds. Tax-Free California Fund and Tax-Free California Insured Fund (each referred to as a "Fund" or collectively as the "Funds") each offer three classes of shares.

1. Fund Reorganization
On April 30, 1997, Lincoln National Corporation ("LNC") acquired Voyageur Fund Manager Inc.'s ("Voyageur") parent, Dougherty Financial Group, Inc. ("DFG") pursuant to an agreement and plan of merger dated January 15, 1997, in which LNC would acquire DFG including the mutual fund investment advisory business of DFG conducted by Voyageur. Upon completion of the acquisition, Delaware Management Company, Inc. ("DMC") became the investment adviser to the Funds, Delaware Distributors, L.P. ("DDLP") became the distributor for the Funds, Delaware Service Company, Inc. ("DSC") became the transfer, dividend-disbursing, shareholder servicing agent and accounting service agent for the Funds.

2. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes - Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Other - Expenses common to all Funds within the Delaware-Voyageur Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. The Funds declare dividends from net investment income daily and pay them monthly. Capital gains are distributed annually.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Management and Other Transactions with Affiliates
Commencing May 1, 1997, and in accordance with the terms of the Investment Management Agreement, the Fund pays DMC the Investment Manager of each Fund, an annual fee, which is calculated daily on the average daily net assets of each Fund. The management fee rates are as follows:

                                  Tax-Free                 Tax-Free California
                              California Fund                  Insured Fund
                              ---------------                  ------------
Management fee as a
 percentage of average
 daily net assets
 (per annum).................       0.50%                          0.50%

DMC has elected to waive their fees and reimburse each Fund to the extent that annual operating expenses exclusive of 12b-1 distribution fees, taxes, interest, brokerage commissions and extraordinary expenses, exceed 0.05% and 0.73% of average daily net assets for Tax-Free California Fund and Tax-Free California Insured Fund, respectively, through December 31, 1997. Total expenses absorbed by DMC for the two month period ended June 30, 1997 are as follows:

                                   Tax-Free                Tax-Free California
                               California Fund                 Insured Fund
                               ---------------                 ------------
Total expenses
 absorbed by DMC..............       $7,837                          -

Prior to May 1, 1997, the Funds had an investment advisory and management agreement with Voyageur. Voyageur received a fee for its investment advisory and management services based on the average daily net assets of each Fund at an annual rate of .50%. During the period January 1, 1997 to April 30, 1997, Voyageur waived $10,565 and $8,628 of the Tax-Free California Fund and Tax-Free California Insured Fund, respectively.

Commencing May 1, 1997, the Funds have engaged DSC, an affiliate of DMC, to serve as dividend disbursing, transfer agent and accounting services agent for the Fund. For the two month period ended June 30, 1997, the amounts expensed for each Fund were as follows:

                                    Tax-Free                Tax-Free California
                                California Fund                 Insured Fund
                                ---------------                 ------------
Dividend disbursing,
 transfer agent fees and
 other expenses ..............       $1,671                       $12,033
Accounting fees ..............       $  217                       $ 2,424

                           1997 semi-annual report 19

--------------------------------------------------------------------------------
Prior to May 1, 1997, the Funds paid a fee to Voyageur for acting as the Fund's dividend disbursing, administrative and accounting services agent.
Each Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.

On June 30, 1997, the Funds had payables to affiliates as follows:

                                   Tax-Free             Tax-Free California
                                California Fund            Insured Fund
                                ---------------            ------------

Investment Management fee
 payable to DMC.................    $1,983                   $14,673
Dividend disbursing, transfer
 agent fees, accounting fees
 and other expenses
 payable to DSC.................    $  573                   $ 2,391
Other expenses payable to
 DMC and affiliates.............    $1,411                   $ 6,073

Commencing May 1, 1997, and pursuant to the Distribution Agreement, the Funds pay DDLP, the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class for each Series. For the period May 1, 1997 to June 30, 1997, DDLP voluntarily waived $0, $788, $0 for the Tax-Free California Fund Class A, Class B and Class C Shares, respectively, and $0, $3,483, $0 for the Tax-Free California Insured Fund Class A, Class B and Class C Shares, respectively. For the two month period ended June 30, 1997, DDLP earned commissions on sales of the Fund A Class shares for each Fund as follows:

                                   Tax-Free              Tax-Free California
                                California Fund              Insured Fund
                                ---------------              ------------
                                    $1,043                     $1,649

Prior to May 1, 1997 each class of shares had a Distribution Agreement with Voyageur Fund Distributors, Inc. ("VFD"). Under the plan the Funds paid VFD a fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares and 1.00% of the average daily net assets of the Class B and C Shares. For the period January 1, 1997 to April 30, 1997, VFD voluntarily waived $0, $146, $0 for the Tax-Free California Fund Class A, Class B and Class C Shares, respectively, and $0, $6,861, $0 for the Tax-Free California Insured Fund Class A, Class B and Class C Shares, respectively.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

4. Investments
During the period ended June 30, 1997, the Fund made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Fund as follows:

                                    Tax-Free              Tax-Free California
                                California Fund               Insured Fund
                                ---------------               ------------
Purchases..................       $3,522,751                  $10,813,415
Sales .....................          636,251                   13,051,372

At June 30, 1997, the aggregate unrealized appreciation (depreciation) of securities for federal income tax purposes for each Fund were as follows:

                                Tax-Free                   Tax-Free California
                             California Fund                  Insured Fund
                             ---------------                  ------------

Aggregate unrealized
 appreciation..............     $103,997                       1,554,762
Aggregate unrealized
 depreciation..............       10,794                          19,324
Net unrealized
 appreciation..............       93,203                       1,535,438

For federal income tax purposes, the Tax-Free California Insured Fund had a capital loss carryover at December 31, 1996, of $1,236,884 that will expire in 2003 and 2004.

                           20 1997 semi-annual report

--------------------------------------------------------------------------------
5. Capital Stock


                                                  TAX-FREE CALIFORNIA FUND            TAX-FREE CALIFORNIA INSURED FUND
                                                  ------------------------            --------------------------------
                                                Six Months             Year              Six Months            Year
                                                  Ended               Ended                 Ended             Ended
                                                 6/30/97             12/31/96              6/30/97           12/31/96
                                               (Unaudited)                               (Unaudited)
                                               -----------          ---------            -----------         --------
Shares sold:
 A Class ............................            120,047             100,004               79,066             425,361
 B Class ............................            204,601              51,200               29,243              96,511
 C Class ............................              2,962               8,843*               3,506              58,503


Shares issued upon reinvestment of
 dividends from net investment income
 and net realized gains from
 security transactions:
 A Class ............................              3,381               5,108               31,979              59,647
 B Class ............................                345                  41                6,333               9,821
 C Class ............................                302                 160*                 178                 219
                                                 -------             -------              -------             -------
                                                 331,638             165,356              150,305             650,062
                                                 -------             -------              -------             -------
Shares repurchased:
 A Class ............................            (45,345)            (83,419)            (340,262)           (754,776)
 B Class ............................             (1,931)                  0              (51,555)            (32,711)
 C Class ............................             (1,000)                  0*                   0             (58,503)
                                                 -------             -------              -------             -------
                                                 (48,276)            (83,419)            (391,817)           (845,990)
                                                 -------             -------              -------             -------
Net Increase (Decrease) .............            283,362              81,937             (241,512)           (195,928)
                                                 -------             -------              -------             -------

----------------------
* For the period from April 9, 1996 (commencement of operations) to December 31, 1996.


6. Concentration of Credit Risk
The Funds concentrate their investments in securities mainly issued by California municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

The Funds may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities, if any, have been denoted in the Statement of Net Assets.

                           1997 semi-annual report 21

VOYAGEUR FUNDS
SHAREHOLDER MEETING RESULTS
--------------------------------------------------------------------------------

A meeting of the funds' shareholders was held on April 11, 1997. The matters submitted to a vote of shareholders were the election of new directors and the approval of a new investment management agreement. Whenever there is a change in control of an investment manager, the Investment Company Act of 1940 requires shareholders to vote on a new investment management agreement.

TAX-FREE CALIFORNIA FUND

                                                                                     NUMBER OF VOTES
                                                                       ------------------------------------------
                                                                         FOR      AGAINST / WITHHELD  ABSTENTIONS
                                                                       ------------------------------------------
Walter P. Babich............................................            127,379            -               -
Anthony D. Knerr............................................            127,379            -               -
Ann R. Leven................................................            127,379            -               -
W. Thacher Longstreth.......................................            127,379            -               -
Thomas F. Madison...........................................            127,379            -               -
Jeffrey J. Nick.............................................            127,379            -               -
Charles E. Peck.............................................            127,379            -               -
Wayne A. Stork .............................................            127,379            -               -

Approval of New Investment Management Agreement.............            125,276            -             2,103


TAX-FREE CALIFORNIA INSURED FUND


                                                                                            NUMBER OF VOTES
                                                                        -------------------------------------------------------
                                                                         FOR             AGAINST / WITHHELD         ABSTENTIONS
                                                                        -------------------------------------------------------
Walter P. Babich ...........................................            2,427,720               18,357                   --
Anthony D. Knerr ...........................................            2,427,720               18,357                   --
Ann R. Leven ...............................................            2,427,720               18,357                   --
W. Thacher Longstreth ......................................            2,424,515               21,562                   --
Thomas F. Madison ..........................................            2,427,720               18,357                   --
Jeffrey J. Nick ............................................            2,427,720               18,357                   --
Charles E. Peck ............................................            2,427,720               18,357                   --
Wayne A. Stork .............................................            2,427,720               18,357                   --

Approval of New Investment Management Agreement ............            2,160,899               53,091                232,087


                           22 1997 semi-annual report

DELAWARE GROUP OF FUNDS

FOR GROWTH OF CAPITAL
Aggressive Growth Fund
Trend Fund
DelCap Fund
Small Cap Value Fund
U.S. Growth Fund
Growth Stock Fund
Tax Efficient Equity Fund

FOR TOTAL RETURN
Quantum Fund
Blue Chip Fund
Devon Fund
Decatur Total Return Fund
Decatur Income Fund
Delaware Fund

FOR INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund
New Pacific Fund
World Growth Fund
International Equity Fund
Global Assets Fund
Global Bond Fund

FOR CURRENT INCOME
Delchester Fund
Strategic Income Fund
U.S. Government Fund
Delaware-Voyageur
U.S. Government Securities Fund
Limited-Term Government Fund

FOR TAX-EXEMPT CURRENT INCOME
National High Yield Municipal Bond Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund
State Tax-Exempt Funds*

MONEY MARKET FUNDS
Delaware Cash Reserve
U.S. Government Money Fund
Tax-Free Money Fund

* Available for the following states: AZ, CA, CO, FL, ID, IA, KS, MN, MO, ND, NJ, NM, NY, OH, OR, PA, UT, WA, WI. Insured and intermediate bond funds are available in selected states.

funds

Complete information on any Delaware Group fund can be found in each Fund's current prospectus. Prospectuses for all Delaware Group funds are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF TAX-FREE CALIFORNIA FUNDS' SHAREHOLDERS, BUT IT MAY BE USED WITH PROSPECTIVE INVESTORS WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TAX-FREE CALIFORNIA FUNDS, WHICH SET FORTH DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. SUMMARY INVESTMENT RESULTS ARE DOCUMENTED IN THE FUNDS' CURRENT STATEMENT OF ADDITIONAL INFORMATION. THE FIGURES IN THIS REPORT REPRESENT PAST RESULTS WHICH ARE NOT A GUARANTEE OF FUTURE RESULTS. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia

SHAREHOLDER SERVICING, DIVIDEND DISBURSING AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682

FOR SHAREHOLDERS
1.800.523.1918

FOR SECURITIES DEALERS
1.800.362.7500

FOR FINANCIAL INSTITUTIONS
REPRESENTATIVES
1.800.659.2265

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Funds are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Funds are not bank or credit union deposits.

DELAWARE
GROUP
========
PHILADELPHIA o LONDON

Copy Rights Delaware Distributors, L.P.

Printed in the USA on
recycled paper

(139)
SA-VOYCA [--] PP8/97